Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	70 Months Ended
	Oct. 12, 2018	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000204809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KBI Global Investors Aquarius Fund, Institutional Shares
Without Sales Load [Member] | C000204809
Average Annual Return [Line Items]
Average Annual Return, Percent		15.67%	12.74%	11.58%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		17.02%	11.05%	10.85%